COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENT LIABILITIES
Schedule of capital commitments

	December 31,
	2020	2021
	RMB	RMB

Authorized and contracted for (i)	171,597	184,430
Authorized but not contracted for	33,997	90,227
	205,594	274,657

Note:

(i)	The investment commitments as at December 31, 2020 and 2021 of the Group were RMB 13,172 and RMB 3,648, respectively.

Schedule of estimated future annual payments of exploration and production licenses

	December 31,
	2020	2021
	RMB	RMB

Within one year	390	301
Between one and two years	99	112
Between two and three years	66	110
Between three and four years	63	102
Between four and five years	56	64
Thereafter	824	846
	1,498	1,535

Schedule of contingent liabilities

	December 31,
	2020	2021
	RMB	RMB

Joint ventures (ii)	6,390	9,117
Associates (iii)	8,450	5,746
	14,840	14,863

Notes:

(ii)	The Group provided a guarantee in respect to standby credit facilities granted to Zhongan United Coal Chemical Co., Ltd. (“Zhongan United”) by banks amounting to RMB 7,100. For the years ended December 31, 2020 and 2021 the amount withdrawn (The portion corresponding to the shareholding ratio of the Group) by Zhongan United from banks and guaranteed by the Group was RMB 6,390 and RMB 5,680. The Group provided a guarantee in respect to standby credit facilities granted to Amur Gas Chemical Complex Limited Liability Company (“Amur Gas”) by banks amounting to RMB 23,208. For the years ended December 31, 2020 and 2021 the amount withdrawn (the portion corresponding to the shareholding ratio of the Group) by Amur Gas from banks and guaranteed by the Group was RMB Nil and RMB 3,264.

The Group provided a guarantee in respect to payment obligation under the raw material supply agreement of Amur Gas amount to RMB 15,493. For the years ended December 31, 2020 and 2021 Amur Gas has not yet incurred the relevant payment obligations and therefore the Group has no guarantee amount.

The Group provided a guarantee in respect the engineering services agreement of Amur Gas amounting to RMB 3,012. For the years ended December 31, 2020 and 2021 the relevant payables for constructions of Amur Gas (the portion corresponding to the shareholding ratio of the Group) and guaranteed by the Group was Nil and RMB 173.

(iii)	The Group provided a guarantee in respect to standby credit facilities granted to Zhongtian Synergetic Energy by banks amounting to RMB 17,050. For the years ended December 31, 2020 and 2021 the amount withdrawn (the portion corresponding to the shareholding ratio of the Group) by Zhongtian Synergetic Energy from banks and guaranteed by the Group was RMB 8,450 and RMB 5,746.